Segment Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Corporate, Non-Segment USD ($)	Mar. 31, 2013 Corporate, Non-Segment INR	Mar. 31, 2012 Corporate, Non-Segment INR	Mar. 31, 2011 Corporate, Non-Segment INR	Mar. 31, 2013 Operating Segments USD ($)	Mar. 31, 2013 Operating Segments INR	Mar. 31, 2012 Operating Segments INR	Mar. 31, 2013 Global Voice Solutions INR	Mar. 31, 2012 Global Voice Solutions INR	Mar. 31, 2011 Global Voice Solutions INR	Mar. 31, 2013 Global Data and Managed Services INR	Mar. 31, 2012 Global Data and Managed Services INR	Mar. 31, 2011 Global Data and Managed Services INR	Mar. 31, 2013 Global Data and Managed Services Operating Segments INR	Mar. 31, 2012 Global Data and Managed Services Operating Segments INR	Mar. 31, 2013 South Africa Operations INR	Mar. 31, 2012 South Africa Operations INR	Mar. 31, 2013 South Africa Operations Operating Segments INR	Mar. 31, 2012 South Africa Operations Operating Segments INR
Segment Reporting Information [Line Items]
Revenues	$ 3,151	171,800	139,885	113,840								85,535	68,241	65,516	67,417	56,677	48,324			18,848	14,967
Interconnection Charges	1,682	91,680	74,018	64,981								71,368	56,058	55,065	13,763	11,022	9,916			6,549	6,938
Net revenues	1,469	80,120	65,867	48,859								14,167	12,183	10,451	53,654	45,655	38,408			12,299	8,029
Other network and telecommunication costs	59	3,236	2,899	2,232								316	439	433	2,366	2,027	1,799			554	433
License fees	25	1,387	928	664									113	3	962	759	661			425	56
Segment results	1,118	60,959	51,624	45,963								13,851	11,631	10,015	47,245	41,544	35,948			(137)	(1,551)
Depreciation and amortization	378	20,557	18,329	13,980	319	17,342	15,598	13,980	59	3,215	2,731											3,215	2,731
Other operating costs	1,012	55,169	43,153	32,347	804	43,846	35,468	32,347	208	11,323	7,685							3,081	1,325			8,242	6,360
Operating income	(5)	(229)	558	(364)
Non-operating income, net	(89)	(4,864)	4,678	(1,317)
Loss before income tax	(94)	(5,093)	5,236	(1,681)
Dividend tax	(2)	(92)	(92)
Income tax expense	(37)	(2,028)	(5,138)	(765)
Equity in net loss of equity method investees	(4)	(234)	(944)	(5,636)
Net loss	$ (137)	(7,447)	(938)	(8,082)